American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
July 31, 2021

International Bond - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 62.6%
Australia — 2.9%
Australia Government Bond, 2.75%, 4/21/24	AUD	19,437,000	15,316,531
Australia Government Bond, 1.50%, 6/21/31	AUD	4,000,000	3,032,969
Australia Government Bond, 3.00%, 3/21/47	AUD	2,140,000	1,882,328
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,748,000	3,921,098
			24,152,926
Austria — 1.3%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,598,000	3,248,403
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,352,000	2,994,600
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,220,000	4,314,552
			10,557,555
Belgium — 0.7%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	576,000	1,182,906
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,329,000	4,893,708
			6,076,614
Canada — 3.2%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	3,181,436
Canadian Government Bond, 0.25%, 3/1/26	CAD	2,000,000	1,562,761
Canadian Government Bond, 2.75%, 12/1/48	CAD	1,250,000	1,222,457
Canadian When Issued Government Bond, 0.50%, 12/1/30	CAD	10,000,000	7,519,718
Province of Ontario Canada, 2.85%, 6/2/23	CAD	549,000	458,879
Province of Quebec Canada, 5.75%, 12/1/36	CAD	8,744,000	10,242,135
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	912,432
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,751,000	1,679,460
			26,779,278
Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	2,000,000,000	2,735,005
China — 14.6%
China Development Bank, 3.50%, 8/13/26	CNY	128,500,000	20,294,088
China Development Bank, 3.50%, 8/13/26	CNY	23,000,000	3,634,720
China Government Bond, 2.57%, 5/20/23	CNY	98,000,000	15,207,085
China Government Bond, 2.88%, 11/5/23	CNY	153,000,000	23,911,150
China Government Bond, 1.99%, 4/9/25	CNY	53,000,000	8,010,911
China Government Bond, 3.25%, 6/6/26	CNY	120,400,000	19,118,012
China Government Bond, 3.12%, 12/5/26	CNY	38,700,000	6,112,829
China Government Bond, 2.85%, 6/4/27	CNY	1,500,000	233,339
China Government Bond, 3.29%, 5/23/29	CNY	15,000,000	2,380,754
China Government Bond, 2.68%, 5/21/30	CNY	78,200,000	11,852,965
China Government Bond, 3.86%, 7/22/49	CNY	30,900,000	5,078,499
China Government Bond, 3.39%, 3/16/50	CNY	24,800,000	3,758,283
China Government Bond, 3.81%, 9/14/50	CNY	20,000,000	3,287,279
			122,879,914
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	58,020,000	2,824,244
Denmark — 2.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	3,808,000	643,358
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	27,000,000	4,605,220
Denmark Government Bond, 0.00%, 11/15/31(1)(2)	DKK	41,850,000	6,767,901
Denmark Government Bond, 4.50%, 11/15/39	DKK	14,620,000	4,226,370

Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	14,000,000	2,217,202
			18,460,051
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27		$1,400,000	1,576,414
Egypt — 0.6%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$4,900,000	5,445,532
Finland — 0.9%
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	2,500,000	2,999,438
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,390,000	3,658,388
Finland Government Bond, 0.125%, 4/15/52(1)	EUR	600,000	672,381
			7,330,207
France — 2.6%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	234,680	301,298
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	346,000	600,559
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,850,000	2,247,876
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,535,000	5,232,314
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,460,000	2,018,328
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	1,060,000	2,090,261
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,688,000	9,021,567
			21,512,203
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	4,150,000	4,895,563
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27		$1,700,000	1,766,761
Indonesia — 0.4%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	41,300,000,000	3,242,632
Ireland — 1.5%
Ireland Government Bond, 1.10%, 5/15/29	EUR	4,650,000	6,122,507
Ireland Government Bond, 0.00%, 10/18/31(2)	EUR	750,000	894,384
Ireland Government Bond, 0.40%, 5/15/35	EUR	4,500,000	5,504,673
Ireland Government Bond, 1.50%, 5/15/50	EUR	60,000	87,069
			12,608,633
Italy — 6.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	8,152,000	10,292,605
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	9,382,000	12,152,562
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	8,850,000	10,520,109
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28(1)	EUR	5,400,000	6,421,493
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,450,000	1,853,036
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	5,194,000	10,168,756
			51,408,561
Japan — 9.5%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,922,200,000	23,309,230
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,303,950,000	27,460,621
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	96,350,000	1,058,059
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	427,200,000	3,859,553
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,951,137,958	18,247,733
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	595,526,580	5,583,147
			79,518,343
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,700,000	1,789,845
Malaysia — 0.9%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	20,675,000	5,168,550
Malaysia Government Bond, 4.07%, 6/15/50	MYR	11,000,000	2,552,569
			7,721,119

Mexico — 0.8%
Mexican Bonos, 5.75%, 3/5/26	MXN	70,600,000	3,448,967
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,657,433
			7,106,400
Netherlands — 1.4%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,639,000	9,616,584
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	913,000	1,838,958
			11,455,542
New Zealand — 0.2%
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,180,000	1,514,435
Norway — 0.1%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	8,270,000	981,381
Poland — 0.4%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	12,035,000	3,375,974
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	950,000	1,902,614
Russia — 0.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	113,400,000	1,579,085
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,760,000	3,127,991
Spain — 3.5%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,275,000	3,002,221
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,823,000	6,173,124
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	2,000,000	2,396,780
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,933,000	6,453,164
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	3,750,000	4,404,788
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	800,000	1,114,751
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	380,000	846,017
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,210,000	5,238,939
			29,629,784
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39	SEK	9,400,000	1,655,521
Switzerland — 0.5%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,233,000	1,475,586
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,995,000	3,084,829
			4,560,415
Thailand — 0.9%
Thailand Government Bond, 3.85%, 12/12/25	THB	210,450,000	7,250,375
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,600,000	1,359,166
Turkey — 0.3%
Turkey Government International Bond, 6.875%, 3/17/36		$2,200,000	2,250,057
United Kingdom — 4.1%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	5,000,000	6,905,298
United Kingdom Gilt, 4.75%, 12/7/30	GBP	2,520,000	4,832,403
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,128,000	9,636,966
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,016,000	5,066,551
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,990,000	8,181,617
			34,622,835
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $483,085,516)			525,652,975
CORPORATE BONDS — 22.9%
Australia†
Macquarie Group Ltd., VRN, 1.63%, 9/23/27(1)		$168,000	169,060

Bermuda — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)		413,000	465,766
Triton Container International Ltd., 3.15%, 6/15/31(1)		480,000	490,994
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		640,000	642,451
			1,599,211
Canada — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)		770,000	782,551
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)		575,000	594,027
CI Financial Corp., 4.10%, 6/15/51		745,000	788,613
Mattamy Group Corp., 4.625%, 3/1/30(1)		580,000	603,000
Suncor Energy, Inc., 3.75%, 3/4/51		130,000	144,503
			2,912,694
Cayman Islands — 0.2%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)		317,000	346,856
Seagate HDD Cayman, 4.875%, 3/1/24		318,000	345,788
Seagate HDD Cayman, 4.875%, 6/1/27		865,000	966,638
			1,659,282
France — 0.2%
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)		625,000	697,371
BPCE SA, 4.50%, 3/15/25(1)		200,000	222,087
BPCE SA, MTN, 2.875%, 4/22/26	EUR	100,000	133,405
Caisse de Refinancement de l'Habitat SA, MTN, 4.00%, 1/10/22	EUR	15,000	18,149
Cie de Financement Foncier SA, MTN, 4.25%, 1/19/22	EUR	55,000	66,693
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	500,000	639,092
Orange SA, MTN, 5.25%, 12/5/25	GBP	150,000	247,885
			2,024,682
Germany — 1.3%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,000,000	1,202,560
Commerzbank AG, MTN, VRN, 4.00%, 12/5/30	EUR	1,100,000	1,446,273
Deutsche Bank AG, MTN, 2.625%, 12/16/24	GBP	1,500,000	2,177,727
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32		$690,000	711,206
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	700,000	909,448
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	2,585,000	3,297,936
Kreditanstalt fuer Wiederaufbau, MTN, 0.01%, 5/5/27	EUR	1,000,000	1,219,509
			10,964,659
Ireland — 0.3%
Jazz Securities DAC, 4.375%, 1/15/29(1)		$450,000	469,638
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,175,000	2,219,163
			2,688,801
Italy — 1.0%
Intesa Sanpaolo SpA, 4.20%, 6/1/32(1)		1,645,000	1,694,884
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,600,000	2,144,789
Telecom Italia SpA, 5.30%, 5/30/24(1)		$963,000	1,045,486
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	500,000	639,017
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	600,000	719,536
UniCredit SpA, VRN, 1.98%, 6/3/27(1)		$950,000	952,902
UniCredit SpA, VRN, 3.13%, 6/3/32(1)		950,000	970,356
			8,166,970
Japan — 0.1%
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(1)		600,000	594,750
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)		400,000	444,584
			1,039,334
Luxembourg — 1.2%
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	3,370,000	4,170,345
European Financial Stability Facility, MTN, 2.75%, 12/3/29	EUR	2,000,000	2,973,576

European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,531,000	2,608,042
			9,751,963
Mexico — 0.1%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		$800,000	899,256
Multinational — 0.6%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		1,899,000	1,989,202
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)		1,349,000	1,354,059
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		2,025,000	2,070,335
			5,413,596
Netherlands — 0.7%
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,622,703
Enel Finance International NV, 1.875%, 7/12/28(1)		$306,000	309,886
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,500,000	1,954,350
Lundin Energy Finance BV, 3.10%, 7/15/31(1)		$240,000	245,702
Naturgy Finance BV, 4.125%(3)	EUR	300,000	373,138
Siemens Financieringsmaatschappij NV, MTN, 1.00%, 2/20/25	GBP	800,000	1,124,386
			5,630,165
Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,950,000	2,352,927
Portugal — 0.2%
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	1,500,000	1,806,065
Spain — 0.3%
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	900,000	1,115,636
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	1,400,000	1,750,031
			2,865,667
United Kingdom — 1.8%
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,000,000	1,216,015
British Telecommunications plc, 3.25%, 11/8/29(1)		$505,000	536,606
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,708,554
International Game Technology plc, 5.25%, 1/15/29(1)		$780,000	833,648
Lloyds Banking Group plc, VRN, 1.875%, 1/15/26	GBP	770,000	1,096,823
Marks & Spencer plc, 4.50%, 7/10/27	GBP	600,000	894,095
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	700,000	874,727
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		$650,000	716,019
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,150,000	1,710,616
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	1,400,000	1,886,485
Vodafone Group plc, VRN, 2.625%, 8/27/80	EUR	500,000	618,333
Wm Morrison Supermarkets plc, MTN, 3.50%, 7/27/26	GBP	700,000	995,503
			15,087,424
United States — 14.0%
AdaptHealth LLC, 4.625%, 8/1/29(1)		$590,000	588,516
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		1,318,000	1,428,745
Ally Financial, Inc., 5.75%, 11/20/25		1,355,000	1,551,008
AMC Networks, Inc., 4.25%, 2/15/29		2,065,000	2,067,654
Astrazeneca Finance LLC, 1.75%, 5/28/28		255,000	259,700
AT&T, Inc., 1.80%, 9/14/39	EUR	700,000	886,993
AT&T, Inc., 3.55%, 9/15/55(1)		$646,000	668,833
Athene Global Funding, 2.67%, 6/7/31(1)		800,000	829,627
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,321,862
Bank of America Corp., MTN, VRN, 2.09%, 6/14/29		$625,000	636,878
Berry Global, Inc., 1.57%, 1/15/26(1)		520,000	524,176
Blue Owl Finance LLC, 3.125%, 6/10/31(1)		350,000	354,279
Bristol-Myers Squibb Co., 2.55%, 11/13/50		590,000	576,181
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		310,000	330,389
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		830,000	871,301

CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,270,000	1,333,182
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		2,030,000	2,097,031
Centene Corp., 4.625%, 12/15/29		320,000	351,104
Centene Corp., 3.375%, 2/15/30		884,000	923,572
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41		295,000	301,618
Citigroup, Inc., VRN, 1.46%, 6/9/27		590,000	591,066
Comcast Corp., 3.75%, 4/1/40		120,000	139,441
CommScope Technologies LLC, 5.00%, 3/15/27(1)		2,230,000	2,259,101
CSC Holdings LLC, 5.75%, 1/15/30(1)		1,060,000	1,106,211
CSC Holdings LLC, 4.50%, 11/15/31(1)		490,000	494,288
CSC Holdings LLC, 5.00%, 11/15/31(1)		490,000	494,702
DAE Funding LLC, 1.55%, 8/1/24(1)		215,000	215,272
DAE Funding LLC, 3.375%, 3/20/28(1)		429,000	442,855
DaVita, Inc., 4.625%, 6/1/30(1)		670,000	693,450
Dell International LLC / EMC Corp., 4.90%, 10/1/26		870,000	1,015,484
Depository Trust & Clearing Corp. (The), VRN, 3.375%(1)(3)		500,000	509,688
EMC Corp., 3.375%, 6/1/23		1,285,000	1,330,849
EPR Properties, 4.95%, 4/15/28		2,009,000	2,175,477
EQM Midstream Partners LP, 4.50%, 1/15/29(1)		590,000	599,065
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(1)		420,000	432,658
Ford Motor Credit Co. LLC, 2.90%, 2/16/28		760,000	761,995
Freeport-McMoRan, Inc., 4.625%, 8/1/30		870,000	957,096
FS KKR Capital Corp., 4.125%, 2/1/25		323,000	343,747
FS KKR Capital Corp., 3.40%, 1/15/26		384,000	401,419
FS KKR Capital Corp., 2.625%, 1/15/27		312,000	311,319
General Electric Co., 4.35%, 5/1/50		410,000	506,163
Global Atlantic Fin Co., 3.125%, 6/15/31(1)		235,000	240,237
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	900,000	1,419,078
Golub Capital BDC, Inc., 2.50%, 8/24/26		$430,000	439,006
HCRX Investments Holdco LP, 4.50%, 8/1/29(1)		1,550,000	1,582,937
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)		1,278,000	1,276,351
HP, Inc., 2.65%, 6/17/31(1)		570,000	577,087
Hudson Pacific Properties LP, 3.25%, 1/15/30		260,000	281,989
IIP Operating Partnership LP, 5.50%, 5/25/26(1)		1,020,000	1,067,376
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,100,000	1,451,349
International Business Machines Corp., 2.85%, 5/15/40		$473,000	490,529
Iron Mountain, Inc., 4.875%, 9/15/29(1)		1,620,000	1,699,331
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28		845,000	873,622
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		350,000	356,754
KB Home, 4.80%, 11/15/29		1,557,000	1,701,022
KB Home, 4.00%, 6/15/31		385,000	400,885
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		1,720,000	1,715,700
Lamar Media Corp., 3.75%, 2/15/28		1,425,000	1,451,077
LBM Acquisition LLC, 6.25%, 1/15/29(1)		728,000	730,351
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		923,000	960,049
LPL Holdings, Inc., 4.375%, 5/15/31(1)		2,166,000	2,222,912
Microchip Technology, Inc., 4.25%, 9/1/25		1,535,000	1,617,289
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)		1,215,000	1,194,260
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,953,081
MoneyGram International, Inc., 5.375%, 8/1/26(1)		$1,450,000	1,506,187
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		1,955,000	2,072,017
National Health Investors, Inc., 3.00%, 2/1/31		810,000	809,933
Navient Corp., 4.875%, 3/15/28		2,020,000	2,040,250
NCR Corp., 5.125%, 4/15/29(1)		975,000	1,016,213
Netflix, Inc., 4.875%, 4/15/28		378,000	442,230

NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		452,000	488,569
Novelis Corp., 4.75%, 1/30/30(1)		462,000	492,564
Novelis Corp., 3.875%, 8/15/31(1)(4)		486,000	492,094
Omega Healthcare Investors, Inc., 3.375%, 2/1/31		685,000	713,733
OneMain Finance Corp., 3.50%, 1/15/27		506,000	515,533
Oracle Corp., 3.60%, 4/1/40		550,000	589,863
Owl Rock Capital Corp., 3.40%, 7/15/26		600,000	631,111
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)		717,000	795,113
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)		860,000	916,638
Owl Rock Technology Finance Corp., 2.50%, 1/15/27		520,000	520,008
Penn National Gaming, Inc., 4.125%, 7/1/29(1)		658,000	649,584
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)		1,175,000	1,236,517
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30		300,000	325,879
Prospect Capital Corp., 3.71%, 1/22/26		445,000	460,000
QVC, Inc., 4.375%, 9/1/28		1,075,000	1,105,272
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)		1,280,000	1,294,426
SBL Holdings, Inc., 5.00%, 2/18/31(1)		345,000	372,183
SBL Holdings, Inc., VRN, 6.50%(1)(3)		1,400,000	1,393,000
Scientific Games International, Inc., 7.25%, 11/15/29(1)		900,000	1,011,492
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)		1,350,000	1,311,748
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		777,000	812,971
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)		1,030,000	1,129,462
Southwest Airlines Co., 5.125%, 6/15/27		560,000	662,985
Spirit Realty LP, 3.20%, 1/15/27		159,000	171,268
Sprint Corp., 7.625%, 2/15/25		1,200,000	1,416,126
Starwood Property Trust, Inc., 3.625%, 7/15/26(1)		1,520,000	1,546,684
Steel Dynamics, Inc., 3.25%, 1/15/31		750,000	820,121
STORE Capital Corp., 4.50%, 3/15/28		617,000	709,531
Sysco Corp., 5.95%, 4/1/30		584,000	758,178
T-Mobile USA, Inc., 4.75%, 2/1/28		820,000	872,726
T-Mobile USA, Inc., 3.50%, 4/15/31		523,000	549,266
T-Mobile USA, Inc., 3.50%, 4/15/31(1)		970,000	1,018,715
TEGNA, Inc., 4.625%, 3/15/28		1,873,000	1,932,252
Tenet Healthcare Corp., 6.75%, 6/15/23		700,000	760,375
Tenet Healthcare Corp., 6.125%, 10/1/28(1)		1,265,000	1,348,863
Time Warner Cable LLC, 4.50%, 9/15/42		570,000	649,332
TransDigm, Inc., 4.625%, 1/15/29(1)		1,650,000	1,648,003
Tronox, Inc., 4.625%, 3/15/29(1)		1,250,000	1,273,438
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29		190,000	193,274
United Airlines Pass Through Trust, 4.875%, 7/15/27		523,180	549,738
United Airlines, Inc., 4.625%, 4/15/29(1)		685,000	705,550
United Natural Foods, Inc., 6.75%, 10/15/28(1)		795,000	857,614
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)		1,070,000	1,063,527
US Foods, Inc., 4.75%, 2/15/29(1)		1,055,000	1,077,419
Verizon Communications, Inc., 4.33%, 9/21/28		330,000	387,549
Verizon Communications, Inc., 2.65%, 11/20/40		714,000	700,003
ViacomCBS, Inc., 4.375%, 3/15/43		105,000	124,442
Viatris, Inc., 2.70%, 6/22/30(1)		405,000	416,329
Viatris, Inc., 4.00%, 6/22/50(1)		393,000	426,683
Victoria's Secret & Co., 4.625%, 7/15/29(1)		590,000	591,555
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)		98,000	100,679
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,098,706
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$805,000	845,384
Western Digital Corp., 4.75%, 2/15/26		1,444,000	1,604,645
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		880,000	1,033,234

XHR LP, 4.875%, 6/1/29(1)	1,660,000	1,701,268
		117,146,319
TOTAL CORPORATE BONDS (Cost $186,803,182)		192,178,075
PREFERRED STOCKS — 4.7%
Bermuda — 0.2%
Aircastle Ltd., 5.25%(1)	1,385,000	1,402,312
France — 1.7%
Accor SA, 2.625%	1,300,000	1,486,241
AXA SA, MTN, 6.69%	1,270,000	2,161,459
Banque Federative du Credit Mutuel SA, MTN, 0.15%	300,000	339,875
BNP Paribas Cardif SA, 4.03%	1,400,000	1,884,547
Credit Agricole Assurances SA, 4.25%	1,900,000	2,507,435
Electricite de France SA, 3.375%	1,200,000	1,514,247
Orange SA, MTN, 2.375%	500,000	627,322
TotalEnergies SE, MTN, 2.625%	2,900,000	3,680,932
		14,202,058
Germany — 0.1%
Allianz SE, 2.625%	800,000	975,097
Italy — 1.0%
Assicurazioni Generali SpA, MTN, 4.60%	2,200,000	2,952,278
Enel SpA, 2.25%	600,000	752,368
Eni SpA, 3.375%	2,700,000	3,463,908
Intesa Sanpaolo Vita SpA, 4.75%	1,000,000	1,309,845
		8,478,399
Netherlands — 1.1%
Telefonica Europe BV, 2.50%	300,000	365,056
Telefonica Europe BV, 2.875%	1,700,000	2,087,206
Telefonica Europe BV, 3.00%	400,000	491,107
Volkswagen International Finance NV, 3.875%	3,500,000	4,686,294
Wintershall Dea Finance 2 BV, 2.50%	700,000	830,531
Wintershall Dea Finance 2 BV, 3.00%	600,000	706,212
		9,166,406
Spain — 0.2%
Banco Santander SA, 4.75%	1,350,000	1,380,375
United Kingdom — 0.1%
SSE plc, 3.125%	1,000,000	1,298,352
United States — 0.3%
Air Lease Corp., 4.65%	1,300,000	1,361,750
Ally Financial, Inc., 4.70%	930,000	968,316
		2,330,066
TOTAL PREFERRED STOCKS (Cost $37,124,271)		39,233,065
ASSET-BACKED SECURITIES — 2.7%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)	1,800,000	1,825,367
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	228,318	240,145
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	5,800,000	5,943,227
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	965,195	1,031,333
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	1,885,413	1,962,245
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	1,155,352	1,177,789
Hardee's Funding LLC, Series 2021-1A, Class A2 SEQ, 2.87%, 6/20/51(1)	1,400,000	1,426,948
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(1)	1,219,684	1,254,919
Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/17/37(1)	750,000	775,657
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	989,306	1,008,821
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	813,309	822,913

Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(1)	2,700,000	2,749,679
Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(1)	2,400,000	2,473,606
TOTAL ASSET-BACKED SECURITIES (Cost $22,109,248)		22,692,649
EXCHANGE-TRADED FUNDS — 1.9%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $16,199,709)	516,000	16,052,760
U.S. TREASURY SECURITIES — 1.9%
U.S. Treasury Bills, 0.03%, 10/7/21(5)(6)	13,525,000	13,523,884
U.S. Treasury Bonds, 1.375%, 11/15/40	1,000,000	929,375
U.S. Treasury Notes, 0.75%, 4/30/26	1,000,000	1,004,239
TOTAL U.S. TREASURY SECURITIES (Cost $15,477,096)		15,457,498
COLLATERALIZED LOAN OBLIGATIONS — 1.7%
Aimco CLO Ltd., Series 2019-10A, Class CR, VRN, 2.01%, (3-month LIBOR plus 1.90%), 7/22/32(1)(4)	2,200,000	2,200,000
Aimco CLO Ltd., Series 2019-10A, Class DR, VRN, 3.01%, (3-month LIBOR plus 2.90%), 7/22/32(1)(4)	750,000	750,000
CBAM Ltd., Series 2018-7A, Class B1, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/20/31(1)	2,300,000	2,284,065
CIFC Funding Ltd., Series 2021-4A, Class C, VRN, 1.94%, (3-month LIBOR plus 1.85%), 7/15/33(1)	3,800,000	3,788,258
Elmwood CLO VIII Ltd., Series 2021-1A, Class C1, VRN, 2.08%, (3-month LIBOR plus 1.95%), 1/20/34(1)	1,775,000	1,779,271
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.63%, (3-month LIBOR plus 1.50%), 4/15/31(1)	2,050,000	2,043,720
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.83%, (3-month LIBOR plus 1.70%), 4/18/33(1)	1,500,000	1,506,396
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,326,273)		14,351,710
TEMPORARY CASH INVESTMENTS — 0.3%
Credit Agricole Corporate and Investment Bank, 0.06%, 8/2/21(1)(5)	2,703,000	2,702,986
State Street Institutional U.S. Government Money Market Fund, Premier Class	38,218	38,218
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,741,214)		2,741,204
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $777,866,509)		828,359,936
OTHER ASSETS AND LIABILITIES — 1.3%		10,851,808
TOTAL NET ASSETS — 100.0%		$839,211,744

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,004,303	USD	2,248,450	Bank of America N.A.	9/15/21	$(43,296)
USD	1,665,268	AUD	2,219,706	Bank of America N.A.	9/15/21	36,006
USD	4,470,562	AUD	5,781,372	Bank of America N.A.	9/15/21	227,042
BRL	15,328,214	USD	2,994,669	Goldman Sachs & Co.	9/15/21	(68,450)
USD	1,499,195	BRL	7,628,653	Goldman Sachs & Co.	9/15/21	42,854
CAD	21,650,867	USD	17,905,117	Bank of America N.A.	9/15/21	(551,444)
CAD	1,106,657	USD	889,765	Bank of America N.A.	9/15/21	(2,753)
CAD	2,680,815	USD	2,177,279	Bank of America N.A.	9/15/21	(28,544)
USD	1,181,765	CAD	1,437,664	Bank of America N.A.	9/15/21	29,444
USD	3,142,907	CAD	3,962,106	Bank of America N.A.	9/15/21	(32,813)
CHF	217,903	USD	243,628	Morgan Stanley	9/15/21	(2,813)
CHF	320,164	USD	353,840	Morgan Stanley	9/15/21	(12)
USD	2,368,406	CLP	1,707,502,578	Goldman Sachs & Co.	9/15/21	121,212
CNY	19,920,191	USD	3,052,903	Goldman Sachs & Co.	9/15/21	17,741
USD	13,621,853	CNY	88,923,455	Goldman Sachs & Co.	9/15/21	(85,461)
USD	13,091,739	CNY	84,238,792	Goldman Sachs & Co.	9/15/21	106,553
COP	17,989,062,910	USD	4,844,886	Goldman Sachs & Co.	9/15/21	(216,787)
USD	982,524	COP	3,689,228,373	Goldman Sachs & Co.	9/15/21	33,385
USD	2,622,247	COP	9,450,709,981	Goldman Sachs & Co.	9/15/21	190,835
USD	1,364,850	CZK	28,449,223	UBS AG	9/15/21	42,319
USD	588,614	DKK	3,681,192	UBS AG	9/15/21	1,147
USD	15,641,805	DKK	95,301,141	UBS AG	9/15/21	433,082
EUR	1,112,352	USD	1,322,544	JPMorgan Chase Bank N.A.	8/18/21	(2,635)
EUR	101,176,247	USD	119,687,453	JPMorgan Chase Bank N.A.	8/18/21	367,548
EUR	4,018,235	USD	4,748,336	JPMorgan Chase Bank N.A.	8/18/21	19,672
EUR	420,998	USD	496,525	JPMorgan Chase Bank N.A.	8/18/21	3,028
EUR	44,243	USD	52,205	JPMorgan Chase Bank N.A.	8/18/21	293
USD	7,112,390	EUR	6,011,112	JPMorgan Chase Bank N.A.	8/18/21	(20,352)
USD	6,456,605	EUR	5,463,874	JPMorgan Chase Bank N.A.	8/18/21	(26,788)
USD	6,464,071	EUR	5,470,761	JPMorgan Chase Bank N.A.	8/18/21	(27,495)
USD	569,102	EUR	483,321	JPMorgan Chase Bank N.A.	8/18/21	(4,403)
USD	462,638	EUR	391,225	JPMorgan Chase Bank N.A.	8/18/21	(1,588)
GBP	17,131,748	USD	24,196,881	Bank of America N.A.	9/15/21	(381,227)
GBP	446,091	USD	621,867	Bank of America N.A.	9/15/21	(1,735)
GBP	326,540	USD	449,303	Bank of America N.A.	9/15/21	4,635
GBP	575,349	USD	792,411	Bank of America N.A.	9/15/21	7,409
GBP	692,599	USD	946,991	Bank of America N.A.	9/15/21	15,824
GBP	480,507	USD	671,345	Bank of America N.A.	9/15/21	(3,370)
USD	1,037,744	GBP	744,760	Bank of America N.A.	9/15/21	2,418
USD	2,052,404	GBP	1,485,355	Bank of America N.A.	9/15/21	(12,458)
HKD	1,526,317	USD	196,718	Bank of America N.A.	9/15/21	(291)
HUF	356,816,416	USD	1,252,612	UBS AG	9/15/21	(73,668)
IDR	57,951,870,622	USD	4,017,739	Goldman Sachs & Co.	9/15/21	(22,591)
ILS	6,310,895	USD	1,946,329	UBS AG	9/17/21	6,627
USD	1,983,001	INR	146,379,191	Goldman Sachs & Co.	9/15/21	24,304
JPY	11,162,600,180	USD	101,362,630	Bank of America N.A.	8/18/21	399,315
JPY	337,957,489	USD	3,089,897	Bank of America N.A.	8/18/21	(8,965)
USD	1,175,068	JPY	128,303,354	Bank of America N.A.	8/18/21	5,413
KRW	17,019,012,367	USD	15,247,688	Goldman Sachs & Co.	9/15/21	(497,432)
KZT	411,575,558	USD	949,096	Goldman Sachs & Co.	9/15/21	9,467
MXN	1,066,761	USD	53,447	Morgan Stanley	9/15/21	(166)
USD	1,274,604	MYR	5,254,555	Goldman Sachs & Co.	9/15/21	36,504

NOK	1,830,457	USD	221,206	UBS AG	9/15/21	(13,994)
NZD	1,513,716	USD	1,058,419	Bank of America N.A.	9/15/21	(3,995)
USD	356,556	NZD	497,011	Bank of America N.A.	9/15/21	10,348
PEN	1,506,873	USD	389,504	Goldman Sachs & Co.	9/15/21	(18,491)
USD	2,686,770	PHP	129,144,973	Goldman Sachs & Co.	9/15/21	108,069
PLN	1,707,686	USD	443,910	UBS AG	9/15/21	(579)
USD	974,549	PLN	3,578,720	UBS AG	9/15/21	45,481
RON	3,539,956	USD	873,287	Goldman Sachs & Co.	9/15/21	(20,576)
RUB	58,803,080	USD	802,269	Goldman Sachs & Co.	9/15/21	(3,082)
SEK	36,504,581	USD	4,423,988	UBS AG	9/15/21	(181,971)
SEK	16,306,694	USD	1,878,571	UBS AG	9/15/21	16,349
USD	745,203	SGD	987,648	Bank of America N.A.	9/15/21	16,327
USD	5,806,511	THB	181,430,258	Goldman Sachs & Co.	9/15/21	287,728
ZAR	3,764,948	USD	271,913	UBS AG	9/15/21	(16,330)
						$291,824

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	456	September 2021	$73,220,252	$699,744
Euro-OAT 10-Year Bonds	183	September 2021	35,184,918	671,197
Japanese 10-Year Government Bonds	48	September 2021	66,636,890	260,845
Japanese 10-Year Mini Government Bonds	268	September 2021	37,212,926	157,568
Korean Treasury 10-Year Bonds	146	September 2021	16,278,635	320,546
U.K. Gilt 10-Year Bonds	106	September 2021	19,123,271	387,168
			$247,656,892	$2,497,068
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	85	September 2021	$17,803,766	$(508,335)
Euro-Buxl 30-Year Bonds	7	September 2021	1,785,638	(44,329)
U.S. Treasury 10-Year Notes	50	September 2021	6,722,656	(11,955)
U.S. Treasury 10-Year Ultra Notes	504	September 2021	75,726,000	(2,572,171)
U.S. Treasury 5-Year Notes	256	September 2021	31,858,000	(139,644)
U.S. Treasury Long Bonds	184	September 2021	30,308,250	(1,383,726)
U.S. Treasury Ultra Bonds	53	September 2021	10,575,156	(711,901)
			$174,779,466	$(5,372,061)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$16,031,000	$(169,492)	$(1,541,277)	$(1,710,769)
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$42,300,000	(3,371,741)	(756,032)	(4,127,773)
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$24,000,000	(2,291,554)	(64,084)	(2,355,638)
					$(5,832,787)	$(2,361,393)	$(8,194,180)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	5.44%	5/22/23	MXN	422,000,000	$502	$(131,292)	$(130,790)
MXIBTIIE	Pay	5.44%	5/22/23	MXN	422,000,000	502	(131,292)	(130,790)
						$1,004	$(262,584)	$(261,580)

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Pay	7.31%	1/2/24	BRL	59,213,018	$(163,488)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,250,000	$(526)	$176,212	$175,686
CPURNSA	Receive	2.30%	2/24/26	$8,000,000	549	327,204	327,753
CPURNSA	Receive	2.29%	2/24/26	$8,000,000	549	332,014	332,563
					$572	$835,430	$836,002

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	New Romanian Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	-	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $227,433,215, which represented 27.1% of total net assets.
(2)Security is a zero-coupon bond.
(3)Perpetual maturity with no stated maturity date.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The rate indicated is the yield to maturity at purchase.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,178,927.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	525,652,975	—
Corporate Bonds	—	192,178,075	—
Preferred Stocks	—	39,233,065	—
Asset-Backed Securities	—	22,692,649	—
Exchange-Traded Funds	16,052,760	—	—
U.S. Treasury Securities	—	15,457,498	—
Collateralized Loan Obligations	—	14,351,710	—
Temporary Cash Investments	38,218	2,702,986	—
	16,090,978	812,268,958	—
Other Financial Instruments
Futures Contracts	—	2,497,068	—
Swap Agreements	—	836,002	—
Forward Foreign Currency Exchange Contracts	—	2,668,379	—
	—	6,001,449	—
Liabilities
Other Financial Instruments
Futures Contracts	4,819,397	552,664	—
Swap Agreements	—	8,619,248	—
Forward Foreign Currency Exchange Contracts	—	2,376,555	—
	4,819,397	11,548,467	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.